Risk Report - Credit Risk Management IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2024
Credit Risk Management [Abstract]
Forward-looking information applied [table text block]
Forward-looking information applied
	December 31, 2024¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	2.23%	2.04%
GDP - Eurozone	1.04%	1.19%
GDP - Germany	0.38%	1.14%
GDP - Italy	0.74%	1.02%
GDP - Developing Asia	4.53%	4.26%
GDP - Emerging Markets	4.11%	3.81%
Unemployment - USA	4.29%	4.20%
Unemployment - Eurozone	6.46%	6.42%
Unemployment - Germany	3.46%	3.40%
Unemployment - Italy	6.50%	6.76%
Unemployment - Spain	11.12%	10.93%
Unemployment - Japan	2.48%	2.40%
Real Estate Prices - CRE Index USA	312.27	316.81
Real Estate Prices - CRE Index Eurozone	107.75	108.39
Real Estate Prices - House Price Index USA	325.05	333.47
Real Estate Prices - House Price Index Germany	152.78	158.19
Real Estate Prices - House Price Index Italy	103.82	104.92
Real Estate Prices - House Price Index Spain	1,959.68	2,000.70
Equity - S&P500	6,109	6,436
Equity - Eurostoxx50	4,965	5,162
Equity - DAX40	20,131	20,968
Equity - MSCI EAFE	1,069	1,112
Equity - MSCI Asia	1,602	1,630
Equity - Nikkei	38,972	39,582
Credit - High Yield Index	312.32	358.66
Credit - CDX High Yield	332.33	374.29
Credit - CDX IG	56.50	64.29
Credit - CDX Emerging Markets	177.90	202.59
Credit - ITX Europe 125	62.15	68.66
Commodity - WTI	70.46	65.85
Commodity - Gold	2,588.02	2,612.91

[1] MEV as of December 5, 2024, which barely changed until December 31, 2024
[2] Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026
	December 31, 2023¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	1.75%	1.31%
GDP - Eurozone	0.13%	1.08%
GDP - Germany	0.12%	1.30%
GDP - Italy	0.33%	1.03%
GDP - Developing Asia	4.94%	4.37%
GDP - Emerging Markets	4.08%	4.01%
Unemployment - USA	4.19%	4.40%
Unemployment - Eurozone	6.67%	6.64%
Unemployment - Germany	3.12%	3.13%
Unemployment - Italy	7.75%	7.68%
Unemployment - Spain	11.96%	11.67%
Unemployment - Japan	2.58%	2.42%
Real Estate Prices - CRE Index USA	353.41	347.99
Equity - S&P500	4,514	4,621
Equity - MSCI Asia	1,293	1,297
Equity - Nikkei	33,188	34,051
Credit - High Yield Index	404.65	418.52
Credit - CDX High Yield	451.57	466.40
Credit - CDX IG	70.04	72.12
Credit - CDX Emerging Markets	195.16	192.83
Credit - ITX Europe 125	73.09	72.21
Commodity - WTI	82.52	83.56
Commodity - Gold	1,957.34	1,958.16

[1] MEV as of December 6, 2023, which barely changed until December 29, 2023
[2] Year 1 equals fourth quarter of 2023 to third quarter of 2024, Year 2 equals fourth quarter of 2024 to third quarter of 2025

Overview of CRE portfolio [text block table]	Overview of CRE portfolio Dec 31, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Allowance for Credit Losses² Gross Carrying Amount¹ Allowance for Credit Losses² Real Estate Activities³ 49,859 664 49,267 460 thereof: non-recourse 23,979 547 25,073 382 thereof: stress-tested portfolio 20,361 527 21,331 364 Other industry sectors³ non-recourse 12,484 248 13,119 225 thereof: stress-tested portfolio 8,944 126 9,879 114 Total non-recourse CRE portfolio 36,463 795 38,192 606 thereof: stress-tested portfolio 29,305 653 31,210 478 1 Loans at amortized cost 2 Allowance for credit losses do not include allowance for country risk 3 Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
Non-recourse CRE portfolio [text block table]	Non-recourse CRE portfolio Dec 31, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 24,095 27,325 Stage 2 9,132 7,661 Stage 3 3,236 3,206 Total 36,463 38,192 2024 2023 Provision for Credit Losses² 500 445 1 Loans at amortized cost 2 Provision for Credit Losses do not include country risk provisions
Stress-tested CRE portfolio [text block table]	Stress-tested CRE portfolio Dec 31, 2024 Dec 31, 2023 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 18,756 21,568 Stage 2 7,713 6,889 Stage 3 2,836 2,753 Total 29,305 31,210 thereof: North America 54% 56% Western Europe (including Germany) 39%2 36% Asia/Pacific 7% 7% thereof: offices 42% 42% North America 24% 23% Western Europe (including Germany) 17%3 17% Asia/Pacific 2% 2% thereof: residential 12% 14% thereof: hospitality 10% 10% thereof: retail 10% 9% Weighted average LTV, in % Investment Bank 66% 66% Corporate Bank 56% 53% Other Business 71% 68% 2024 2023 Provision for Credit Losses4 492 388 thereof: North America 400 298 1 Loans at amortized cost 2 Germany accounts for ca 8 % of the total stress-tested CRE portfolio 3 Office loans in Germany account for 10 % of total office loans in the stress-tested CRE portfolio 4 Provision for Credit Losses do not include country risk provisions
Group Automotive Loans Portfolio [text block table]	Group Automotive Loans Portfolio Dec 31, 2024 Dec 31, 2023 in € Gross Carrying Amount Allowance for Credit Losses Gross Carrying Amount Allowance for Credit Losses Exposure / allowances by stages Stage 1 5,402 5 5,768 4 Stage 2 1,374 9 984 10 Stage 3 291 173 439 124 Total 7,068 188 7,191 139 thereof: Germany1 2,421 133 2,774 119 1 Counterparty country of domicile
Sensitivities of forward-looking information Group [Abstract]
Sensitivities of forward-looking information Group [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 – Group Level December 31, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (66.4) (1)pp 71.8 Unemployment rates (0.5)pp (44.9) 0.5pp 49.0 Real estate prices2 5% (13.9) (5)% 16.0 Equities 10% (14.1) (10)% 17.8 Credit spreads (40)% (20.7) 40% 24.2 Commodities¹ 10% (7.7) (10)% 8.7 1 Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4% // 1% (percentage change), e.g., Real estate price shifts from 100 to 101 2 For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (80.4) (1)pp 88.9 Unemployment rates (0.5)pp (43.1) 0.5pp 45.9 Real estate prices 5% (5.9) (5)% 6.2 Equities 10% (9.0) (10)% 12.2 Credit spreads (40)% (20.5) 40% 22.8 Commodities 10% (8.5) (10)% 9.2
Sensitivities of forward-looking information on Stage 1 and Stage 2 Corporate Bank [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Corporate Bank December 31, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (18.2) (1)pp 20.3 Unemployment rates (0.5)pp (12.6) 0.5pp 14.2 Real estate prices2 5% (2.1) (5)% 2.2 Credit spreads (40)% (4.5) 40% 5.0 Commodities¹ 10% (2.8) (10)% 3.1 ¹ Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 2 For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (18.1) (1)pp 20.7 Unemployment rates (0.5)pp (10.4) 0.5pp 11.0 Real estate prices 5% (1.5) (5)% 1.6 Credit spreads (40)% (3.8) 40% 4.4 Commodities 10% (2.6) (10)% 2.9
Sensitivities of forward-looking information on Stage 1 and Stage 2 Investment Bank [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Investment Bank December 31, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (26.4) (1)pp 28.9 Unemployment rates (0.5)pp (11.0) 0.5pp 12.1 Real estate prices2 5% (8.6) (5)% 10.2 Equities 10% (4.7) (10)% 5.9 Credit spreads (40)% (13.5) 40% 16.2 Commodities¹ 10% (4.6) (10)% 5.3 ¹ Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 2 For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above. December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (30.6) (1)pp 33.5 Unemployment rates (0.5)pp (6.7) 0.5pp 7.5 Real estate prices 5% (4.0) (5)% 4.2 Equities 10% (3.3) (10)% 4.4 Credit spreads (40)% (13.6) 40% 14.7 Commodities 10% (5.5) (10)% 5.9
Sensitivities of forward-looking information on Stage 1 and Stage 2 Private Bank [table text block]	IFRS 9 – Sensitivities of forward-looking information applied on Stage 1 and Stage 2 - Private Bank December 31, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (18.3) (1)pp 19.3 Unemployment rates (0.5)pp (19.5) 0.5pp 20.6 December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (24.4) (1)pp 26.3 Unemployment rates (0.5)pp (22.4) 0.5pp 23.3